Reconciliation of Liabilities arising from Financing Activities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Between Investment Derecognised And Assets And Liabilities Recognised Transition From Accounting For Investment At Cost Or In Accordance With Ifrs9 To Accounting For Assets And Liab Abstract
Net proceeds	€ 1,346,607